Employee Benefit Plans - Schedule of Characteristics of Issued Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,273,090	1,195,661	1,102,325	1,201,410
Exercise Price	$ 10.24	$ 9.51	$ 9.08	$ 8.53
Average Remaining Contractual Life (in years)	6 years 8 months 12 days
2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	78,133
Exercise Price	$ 10.08
Average Remaining Contractual Life (in years)	10 months 24 days
2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	68,534
Exercise Price	$ 8.48
Average Remaining Contractual Life (in years)	1 year 3 months 18 days
2005 Additional [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	17,709
Exercise Price	$ 8.61
Average Remaining Contractual Life (in years)	1 year 3 months 18 days
2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	59,355
Exercise Price	$ 7.47
Average Remaining Contractual Life (in years)	2 years 10 months 24 days
2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	57,492
Exercise Price	$ 7.03
Average Remaining Contractual Life (in years)	3 years 10 months 24 days
2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	69,768
Exercise Price	$ 7.16
Average Remaining Contractual Life (in years)	4 years 10 months 24 days
2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	118,668
Exercise Price	$ 8.02
Average Remaining Contractual Life (in years)	5 years 10 months 24 days
2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	162,274
Exercise Price	$ 10.35
Average Remaining Contractual Life (in years)	6 years 10 months 24 days
2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	129,686
Exercise Price	$ 11.00
Average Remaining Contractual Life (in years)	7 years 10 months 24 days
2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	252,481
Exercise Price	$ 10.50
Average Remaining Contractual Life (in years)	8 years 10 months 24 days
2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	258,990
Exercise Price	$ 13.36
Average Remaining Contractual Life (in years)	9 years 10 months 24 days